Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
October 31, 2025
SFB-NPRT3-1225
1.809079.122
Municipal Securities - 96.9%
	Principal Amount (a)	Value ($)
Alabama - 5.0%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,098,380
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,487,825
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	269,886
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	863,991
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,131,526
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	213,970
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,501,875
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,459,902
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	1,966,085
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	446,860
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	809,009
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,135,468
University AL Gen Rev 5% 7/1/2031	2,755,000	2,994,980
		17,379,757
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,618,022
General Obligations - 4.5%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	21,775,000	23,580,714
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,925,000	5,404,850
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	9,735,000	10,137,085
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,520,000	2,713,335
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	19,590,000	20,839,209
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,279,788
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	972,329
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	839,661
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	20,744,157
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	8,130,000	8,751,085
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	15,545,000	16,742,366
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,979,556
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,095,000	7,595,302
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	10,930,000	12,108,281
		157,687,718
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,674,078
TOTAL ALABAMA		178,359,575
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033	1,000,000	1,162,045
Arizona - 3.0%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,469,565
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	1,030,000	638,600
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)(d)	945,000	585,900
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,278,072
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,305,611
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,038,052
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,053,753
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,271,656
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,103,068
		12,744,277
Electric Utilities - 1.3%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	44,239,372
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,284,645
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,677,682
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,300,000	1,483,863
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,300,000	1,466,676
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,850,000	2,026,814
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,205,000	1,297,021
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	782,738
		11,019,439
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 2.87% tender 1/1/2037 (b)(f)	935,000	917,900
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,426,808
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	389,872
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	424,932
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	383,217
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	409,312
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	943,533
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	200,146
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	307,928
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	420,083
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	354,533
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	145,500
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	174,439
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	3,045,483
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,786,537
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	1,735,000	1,656,221
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	3,290,000	2,848,644
		15,835,088
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,492,558	1,502,440
Special Tax - 0.2%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (g)	4,720,000	5,773,783
Transportation - 0.4%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,118,429
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	359,017
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	592,429
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	516,443
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	824,637
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,568,937
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,464,912
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,954,889
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,951,387
		15,351,080
TOTAL ARIZONA		106,465,479
Arkansas - 0.4%
General Obligations - 0.3%
Gravette School District No 20 2.25% 2/1/2040	440,000	344,930
Gravette School District No 20 2.375% 2/1/2042	465,000	349,311
Jonesboro AR Sch Dist No 1 2% 2/1/2043	2,435,000	1,694,436
Little Rock AR School Dist Series A, 3% 2/1/2045	6,435,000	5,125,468
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	2,850,000	1,762,439
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2040	285,000	211,101
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 6/1/2041	845,000	590,792
Osceola Ark Sch Dist No 001 2.2% 11/1/2044	1,455,000	942,988
Valley View Sch Dist No 58 Ark 2% 2/1/2038	935,000	739,020
		11,760,485
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	421,086
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2039	1,185,000	916,552
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2041	1,235,000	914,291
		1,830,843
TOTAL ARKANSAS		14,012,414
California - 4.9%
Education - 0.9%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,103,060
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,917,283
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	954,019
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	954,654
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	954,848
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,192,057
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,428,992
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	949,517
University CA Revs 3% 5/15/2051	4,325,000	3,310,768
University CA Revs 5% 5/15/2036	1,520,000	1,570,242
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	17,475,558
		33,810,998
General Obligations - 3.6%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,514,264
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	7,675,000	8,228,832
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	12,620,000	13,519,574
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	19,225,000	20,510,015
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,482,474
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	21,088,124
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	3,330,000	3,895,902
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,895,243
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,525,237
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	1,225,000	1,020,552
Poway CA Unified Sch Dist 0% 8/1/2033 (h)	4,105,000	3,303,818
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	7,555,000	5,120,472
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	8,400,000	5,413,262
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	6,815,000	4,161,497
Poway CA Unified Sch Dist 0% 8/1/2041 (h)	4,625,000	2,528,770
Poway CA Unified Sch Dist 0% 8/1/2051 (h)	1,355,000	424,116
San Diego CA Comm Coll Dist 0% 8/1/2035 (h)	2,830,000	2,112,483
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	1,225,000	949,403
San Diego CA Uni Sch Dist 0% 7/1/2037 (h)	4,820,000	3,264,401
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	2,455,000	1,988,373
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	5,330,000	6,162,013
San Marcos Unified School District 0% 8/1/2047 (h)	1,915,000	735,079
State of California Gen. Oblig. 5% 3/1/2037	6,015,000	7,058,981
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,055
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,010
		122,942,950
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	87,424	0
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,281,558	2,268,013
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,641,320	5,831,891
		8,099,904
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	925,407
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	44,735,000	4,737,955
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	976,811
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,502,339
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	1,013,889
		8,230,994
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	485,000	136,415
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (h)	1,665,000	444,227
		580,642
TOTAL CALIFORNIA		174,590,895
Colorado - 1.1%
Electric Utilities - 0.2%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,400,843
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	5,485,000	5,540,978
		6,941,821
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2036	2,540,000	3,108,683
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,465,000	2,874,263
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,465,000	1,687,689
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,565,000	1,767,942
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	1,920,000	2,137,941
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	9,245,089
Ebert Met Dist CO 4% 12/1/2048	655,000	616,211
		21,437,818
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,840,056
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,298,297
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,829,655
		7,968,008
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	400,000	403,456
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	850,000	837,586
		1,241,042
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	783,079
TOTAL COLORADO		38,371,768
Connecticut - 2.4%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,486,741
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	1,004,349
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,496,460
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,542,527
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	1,001,525
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,051,722
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	526,178
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	474,082
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	236,357
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,018,016
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,165,837
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	389,633
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,504,594
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,623,810
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,455,684
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,233,061
		19,210,576
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	888,378
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	6,615,000	6,924,925
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	983,988
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,302,638
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	883,921
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,096,739
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	3,000,000	3,336,191
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	605,153
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	370,447
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,885,000	4,195,032
		20,587,412
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(e)	1,325,000	728,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(e)	1,925,000	1,058,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (e)	1,100,000	1,037,139
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (e)	1,295,000	1,257,544
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,792,410
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,763,643
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,317,930
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,831,211
		17,787,377
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	665,000	669,174
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,340,601
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,468,204
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	6,992,389
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,211,905
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (e)	1,595,000	1,615,296
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (e)	2,950,000	2,992,224
		25,620,619
TOTAL CONNECTICUT		83,875,158
District Of Columbia - 0.3%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2033	2,170,000	2,248,112
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	4,966,848
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	3,952,280
		11,167,240
TOTAL DISTRICT OF COLUMBIA		11,167,240
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,431,079
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,611,596
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,369,556
		19,412,231
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		19,412,231
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,249,715
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,995,591
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,982,730
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	4,210,000	3,077,292
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,431,549
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	2,400,000	1,700,695
		14,437,572
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,437,572
Florida - 3.2%
Education - 0.5%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,740,654
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,717,377
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,310,917
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	2,000,000	1,936,403
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (e)	1,900,000	1,820,530
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	632,523
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,332,895
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,340,000	1,369,734
		14,861,033
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	404,506
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,895,425
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,701,492
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	10,288,769
		17,290,192
General Obligations - 0.5%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	976,440
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	9,440,000	9,521,409
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	810,615
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	470,000	473,952
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	1,890,000	1,904,727
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	3,125,000	3,145,886
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	2,090,000	2,100,698
		18,933,727
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,490,513
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,356,882
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,380,000	1,436,646
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,655,000	1,704,770
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	530,000	564,324
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	670,000	728,199
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	2,018,453
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,670,308
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,446,039
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,878,340
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,445,926
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	685,499
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	1,605,000	1,630,326
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,346,469
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,040,742
		25,443,436
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,520,000	1,525,145
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	223,692
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	400,753
		624,445
Transportation - 1.0%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	787,711
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2040 (Assured Guaranty Inc Insured)	1,250,000	1,362,112
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	1,510,000	1,542,433
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	2,020,000	2,226,383
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,362,971
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,128,215
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	946,413
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,103,044
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,316
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured)	4,015,000	4,255,314
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	3,890,000	4,082,819
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	4,320,000	4,436,756
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	2,700,000	2,753,644
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	2,175,000	2,203,807
		33,147,938
TOTAL FLORIDA		111,825,916
Georgia - 4.1%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,057,089
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,148,179
		2,205,268
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,118,115
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,861,047
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	5,370,000	5,451,273
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,208,316
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	414,907
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	940,913
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,922,356
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	924,092
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,130,975
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,103,279
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,129,270
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,863,764
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,236,517
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,475,725
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	620,918
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	708,207
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,805,000	5,846,393
		35,956,067
General Obligations - 1.8%
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	13,390,000	14,665,084
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,979,088
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,820,984
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,140,308
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,380,628
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,527,277
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,974,690
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,976,058
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,075,437
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	923,264
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,980,000	4,319,125
		61,781,943
Health Care - 0.6%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	6,080,000	6,227,546
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,375,231
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,228,144
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	435,000	342,296
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,821,192
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,651,120
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,336,045
		22,981,574
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,444,508
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (e)	1,440,000	1,462,570
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (e)	3,630,000	3,611,083
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (e)	6,280,000	6,304,311
		11,377,964
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,660,267
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,624,780
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,108,963
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,235,284
		3,969,027
TOTAL GEORGIA		145,376,618
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,062,177
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,198,619
		2,260,796
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,240,335
TOTAL HAWAII		4,501,131
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	895,000	898,970
Illinois - 10.6%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	3,720,000	3,923,563
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,270,016
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,402,156
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,439,814
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	346,345
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	837,344
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	184,065
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	851,475
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	401,135
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	457,143
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	190,000	203,950
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	275,000	294,761
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	470,000	502,485
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	285,000	302,414
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	285,000	301,172
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	330,000	347,311
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	355,000	372,201
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	610,000	636,724
		15,074,074
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	138,678
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,349
		159,027
General Obligations - 5.4%
Chicago IL Brd Ed 6.5% 12/1/2046	400,000	402,926
Chicago IL Brd Ed 7% 12/1/2046 (e)	1,400,000	1,454,132
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,270,259
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	863,651
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,904,770
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	2,993,471
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,726,547
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	14,395,000	15,047,869
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033 (i)	2,400,000	2,553,784
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,865,418
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,766,422
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,633,959
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,612,623
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	3,365,000	3,529,829
Chicago IL Gen. Oblig. Series 2025C, 6% 1/1/2043	2,000,000	2,156,530
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2042	1,750,000	1,903,262
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2044	2,580,000	2,764,659
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	1,500,000	1,600,668
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2040	800,000	846,460
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2041	1,400,000	1,467,390
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2043	1,565,000	1,687,484
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2050	4,500,000	4,741,605
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,570,842
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	670,748
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	512,435
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,729,122
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,727,073
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,064,709
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,955,492
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	8,011,417
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,757,174
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,411,100
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	109,758
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	767,735
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	607,444
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	759,105
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,887,588
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,578,602
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,348,757
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,229,837
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,221,843
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	875,000	922,394
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,425,266
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,440,977
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,156,137
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,566,822
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,200,355
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,401,049
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	17,112,675
Illinois St Gen. Oblig. Series SEPTEMBER 2025 D, 5% 9/1/2039	9,380,000	10,186,703
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	720,021
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	792,323
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,635,279
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	1,004,861
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2033	10,270,000	10,321,302
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	945,215
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,109,425
		186,655,303
Health Care - 1.0%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,345,456
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	980,216
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,470,781
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,833,814
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,308,092
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,905,954
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	590,000	591,698
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	25,000	24,345
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,940,000	1,981,121
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	727,617
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,074,011
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,583,473
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	5,024,484
		33,851,062
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	478,989
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	447,781
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	3,885,000	3,815,022
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,322,656	3,997,197
		8,738,989
Special Tax - 2.8%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,616,303
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	5,019,497
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,269,162
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,276,008
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	775,000	629,982
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	12,285,000	8,007,106
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	5,570,000	1,536,858
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	5,735,000	5,082,791
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	7,835,000	5,500,950
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	1,970,000	1,316,856
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	30,875,000	14,080,541
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	7,170,000	3,073,181
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (h)	11,465,000	4,655,681
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	10,015,000	3,640,706
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,077,986
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,961,127
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	880,090
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,262,389
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,425,876
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,489,729
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,943,606
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,402,664
		97,149,089
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	770,000	771,347
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	4,485,000	4,499,091
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	1,230,000	1,233,558
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034	1,430,000	1,463,666
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	2,400,000	2,453,780
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	1,560,000	1,592,786
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	6,045,000	6,163,996
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	2,125,000	2,163,348
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,071,745
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,069,696
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	892,879
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,060,000	1,086,554
		24,462,446
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,522,413
TOTAL ILLINOIS		370,612,403
Indiana - 1.0%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,976,807
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,192,452
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,577,847
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,025,081
		6,772,187
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,948,817
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,968,212
		5,917,029
General Obligations - 0.2%
Fort Wayne Community Schools Food Service Center Building Corp 3% 1/15/2040	500,000	446,928
Seymour Ind Elem Sch Bldg Corp Series 2022, 4% 1/15/2042	750,000	753,711
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,780,335
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,242,856
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,778,205
		8,002,035
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	533,076
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,741,026
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,745,000	3,419,557
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	452,977
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,435,789
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	326,957
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,763,403
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	1,660,000	1,434,678
		12,107,463
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	640,000	630,377
Special Tax - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,148,000
Water & Sewer - 0.0%
Lafayette Ind Sew Wks Rev 2% 7/1/2036	585,000	474,165
TOTAL INDIANA		37,051,256
Iowa - 0.2%
General Obligations - 0.1%
Polk Co IA Gen. Oblig. 3% 6/1/2040	790,000	702,236
Woodbury Cnty Iowa Law Enforcement Ctr Auth Facs Rev 4% 6/1/2041	3,400,000	3,405,175
		4,107,411
Health Care - 0.1%
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	2,360,000	2,399,305
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,244,553
TOTAL IOWA		8,751,269
Kentucky - 1.6%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,613,901
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,180,293
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,863,462
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,244,942
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	505,000	533,018
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	265,000	279,332
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	595,000	626,431
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	680,000	714,596
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	418,848
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	355,237
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	603,500
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,864,992
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,163,260
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,733,013
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,511,176
		24,092,100
Health Care - 0.9%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,551
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	62,573
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,137,071
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,665,000	1,504,545
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,830,000	2,158,734
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	2,360,000	2,377,111
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	1,001,055
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	957,730
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,613,792
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,289,624
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,454,897
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,022
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,045
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,050
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,056
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,057
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,217,093
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,859,370
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,747,537
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,567,236
		28,270,149
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,228,944
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,172,446
		3,401,390
TOTAL KENTUCKY		57,377,540
Louisiana - 0.1%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,160,933
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	965,000	1,045,271
TOTAL LOUISIANA		2,206,204
Maine - 1.0%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,704,003
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,021,177
		10,725,180
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	111,059
Brunswick ME 2.5% 11/1/2039	335,000	277,199
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,136,094
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,206,185
		4,730,537
Health Care - 0.5%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,184,249
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,098,483
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,984,723
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,710,840
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,203,542
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,945,889
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,231,074
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	947,969
		16,306,769
Transportation - 0.1%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	660,000	696,888
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	945,000	995,319
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	1,040,000	1,092,854
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	1,890,000	1,980,380
		4,765,441
TOTAL MAINE		36,527,927
Maryland - 0.9%
Education - 0.0%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,865,000	1,891,996
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,528,525
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	950,204
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	791,890
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	814,907
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,788,186
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	6,043,940
		14,917,652
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,093,060
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	702,996
		3,796,056
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,060,000	1,055,540
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,050,000	1,058,425
		2,113,965
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	797,752
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,310,780
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,510,870
		5,619,402
Transportation - 0.1%
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	4,620,000	5,230,503
TOTAL MARYLAND		33,569,574
Massachusetts - 1.3%
Education - 0.8%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	6,964,352
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,511,064
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,425,995
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	962,118
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,111,863
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,291,275
		25,266,667
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,650,132
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,478,452
TOTAL MASSACHUSETTS		44,395,251
Michigan - 2.9%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,606,810
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,920,324
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,922,048
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,422,252
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	758,076
		14,629,510
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,110
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,861,537
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,186,356
Portage MI Pub Schs 5% 11/1/2033	945,000	952,181
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,186,428
Portage MI Pub Schs 5% 11/1/2037	945,000	949,456
		6,135,958
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,318,967
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	1,555,000	1,575,422
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,881,457
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	302,140
		5,077,986
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,358,272
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,295,000	859,130
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,444,592
		4,661,994
Special Tax - 0.3%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,134,270
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,192,018
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,354,019
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,137,835
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,718,481
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	1,740,000	1,778,479
		10,315,102
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,789,791
Transportation - 1.1%
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	565,000	591,277
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	255,000	261,775
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2036	1,100,000	1,275,018
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2037	1,000,000	1,148,519
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2038	1,000,000	1,138,671
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2039	2,010,000	2,267,444
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2040	1,200,000	1,342,222
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5% 12/1/2041	1,200,000	1,327,686
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2036	1,140,000	1,321,383
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2037	1,825,000	2,096,048
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2038	2,500,000	2,846,679
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2039	2,210,000	2,493,062
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2040	1,500,000	1,677,777
Wayne Cnty Mich Arpt Auth Rev Series 2025 C, 5% 12/1/2041	2,000,000	2,211,039
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	330,000	343,789
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	470,000	485,343
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2029	1,510,000	1,512,750
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2030	1,225,000	1,227,231
Wayne Cnty Mich Arpt Auth Rev Series D, 5% 12/1/2031	2,170,000	2,173,953
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2031	1,415,000	1,417,577
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2032	1,415,000	1,417,577
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2033	1,890,000	1,893,443
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	543,374
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	686,544
		33,700,181
Water & Sewer - 0.7%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	10,340,000	11,929,317
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	1,740,000	1,972,486
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	2,000,000	2,177,051
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,978,091
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	5,096,281
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	3,033,255
		26,186,481
TOTAL MICHIGAN		102,507,113
Minnesota - 0.7%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	980,053
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	697,670
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	850,824
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	955,296
		3,483,843
General Obligations - 0.6%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,271,071
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,291,307
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,467,895
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,611,359
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,799,890
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,235,000	1,236,818
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,290,000	1,290,923
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,293,878
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (h)	2,705,000	1,648,375
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (h)	1,555,000	892,760
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (h)	1,000,000	535,507
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	900,000	903,392
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	945,000	947,732
		19,190,907
Health Care - 0.0%
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,975,474
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	585,000	619,452
TOTAL MINNESOTA		26,269,676
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	743,134
Missouri - 0.7%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,416,558
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	30,819
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,425,493
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,322,710
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,408,902
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	380,015
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,043
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,940,329
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,510,000	2,481,954
		11,370,265
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	300,000	300,948
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	2,775,000	2,882,453
		3,183,401
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	1,320,000	1,345,769
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,099,796
		2,445,565
Water & Sewer - 0.1%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2026	225,000	225,790
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	493,962
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	471,481
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2040	1,170,000	1,041,269
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2044	1,505,000	1,237,892
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,217,548
		4,687,942
TOTAL MISSOURI		23,103,731
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,919,142
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	185,000	186,489
TOTAL MONTANA		2,105,631
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	738,995
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	846,697
		1,585,692
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,944,381
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,619,725
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,170,447
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,579,340
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	947,357
		10,261,250
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	620,000	616,926
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,500,000	1,250,423
		1,867,349
TOTAL NEBRASKA		13,714,291
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	2,630,000	2,320,670
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,780,272
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,950,709
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	4,100,104
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	698,443
		19,850,198
Health Care - 0.3%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,596,784
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,329,141
		8,925,925
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	325,000	326,119
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	1,022,055
		1,348,174
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,818,323
TOTAL NEVADA		32,942,620
New Hampshire - 1.0%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,066,759
Health Care - 0.7%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	2,590,000	1,907,710
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,279,257
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	245,241
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,942,291
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,692,543
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,955,645
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,338,350
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,031,770
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	1,100,000	1,082,720
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,873,147
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,934,534
		24,283,208
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,466,832	4,556,708
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,578,327	6,344,349
		10,901,057
Water & Sewer - 0.0%
Manchester NH Swr Rev Series 2021, 4% 6/1/2046	625,000	599,539
TOTAL NEW HAMPSHIRE		36,850,563
New Jersey - 6.1%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,318,606
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	40,000	41,183
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	55,000	56,801
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	40,000	41,297
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,504,997
		4,962,884
General Obligations - 4.1%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	772,778
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	783,968
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,069,954
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	945,000	954,871
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	945,815
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,347,090
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,737,390
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,233,504
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,153,976
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	209,852
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,654,246
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	938,272
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (h)	1,275,000	1,134,057
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (h)	5,300,000	4,413,270
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	1,650,000	1,275,852
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (h)	10,000,000	6,705,350
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	950,835
New Jersey Trans Trust Fund Auth 4% 6/15/2038	2,660,000	2,703,618
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	6,057,690
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	816,542
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,754,427
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,198,305
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,601,588
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,052,656
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,956,067
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	3,066,087
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	17,242,887
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,625,130
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,777,231
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (h)	3,575,000	2,188,005
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,381,845
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,226,190
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	578,336
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	2,480,000	2,535,046
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	510,000	520,539
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,608,633
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	3,062,384
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,153,991
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	660,770
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,694,586
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,531,802
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,094,069
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,292,059
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,405,887
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,225,966
		143,293,416
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	750,000	587,531
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(e)	840,501	594,266
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,478,548
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	957,911
		3,618,256
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,295,000	2,234,499
Transportation - 1.8%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,393,528
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	6,035,953
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,378,124
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,448,656
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,415,842
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,560,447
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,720,683
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,194,515
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	680,000	790,300
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	695,000	813,854
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,380,000	12,302,426
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,185,208
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,548,583
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,531,930
		61,320,049
TOTAL NEW JERSEY		215,429,104
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	12,180,000	13,073,255
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	200,000	205,134
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	160,000	160,849
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	170,000	165,092
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	312,341
		843,416
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	610,000	609,889
TOTAL NEW MEXICO		14,526,560
New York - 9.8%
Education - 0.5%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,637,425
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,404,568
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	725,058
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,497,016
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,902,925
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2042	1,180,000	1,220,250
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,727,166
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	594,983
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,623,954
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,070,647
		17,403,992
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	489,204
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,958,389
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,106,035
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,629,460
		13,183,088
General Obligations - 1.3%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,596,703
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,139,601
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,505,485
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,583,106
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,960,087
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,696,916
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,561,371
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	8,405,000	9,035,322
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,696,453
		44,775,044
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	945,000	971,262
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2025 (Assured Guaranty Inc Insured)	595,000	595,787
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	1,415,000	1,516,196
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	600,000	530,938
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	1,020,000	827,713
		4,441,896
Housing - 1.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	788,729
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,335,450
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	11,885,000	11,838,965
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,524,149
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	949,706
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,192,252
		39,629,251
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	16,099,140
Special Tax - 4.6%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,494,416
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	8,382,752
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	16,093,449
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,190,997
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,776,386
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,556,406
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,996,424
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,502,061
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	18,238,311
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	7,820,000	8,143,775
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,486,953
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,712,163
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,282,901
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,469,243
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,740,402
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,825,290
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,101,278
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,356,011
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,614,186
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,804,639
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,532,993
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	18,823,292
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	8,190,142
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,725,852
		162,040,322
Transportation - 1.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	29,130,806
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	2,026,003
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (h)	2,150,000	1,897,914
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (h)	5,285,000	4,032,398
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,974,754
		42,061,875
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	2,515,000	2,984,165
TOTAL NEW YORK		342,618,773
North Carolina - 1.0%
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	1,011,045
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,245,000	2,304,964
		3,316,009
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	835,487
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,472,157
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,900,712
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,392,003
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,447,362
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,097,968
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	799,411
		8,945,100
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,300,000	984,467
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057 (i)	955,000	1,089,758
		2,074,225
Transportation - 0.5%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,951,387
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,973,930
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,706,258
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,358,715
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,411,024
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,890,000	1,917,465
		19,318,779
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	2,000,000	1,623,250
TOTAL NORTH CAROLINA		35,277,363
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	3,620,000	2,548,900
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.125% 5/1/2042	2,725,000	1,950,460
Grand Forks N Gen. Oblig. Series 2020 A, 2.125% 12/1/2043	425,000	288,113
		2,238,573
TOTAL NORTH DAKOTA		4,787,473
Ohio - 1.7%
Education - 0.3%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,545,612
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,390,505
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,095,678
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,710,549
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,656,150
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,700,000	1,839,003
		9,237,497
Electric Utilities - 0.2%
American Mun Pwr Solar 5% 2/15/2039	945,000	985,745
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,481,642
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,050,376
		5,517,763
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	151,790
General Obligations - 0.2%
Berkshire Local School District Series 2021, 3% 10/1/2046	2,485,000	1,940,178
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2043	1,000,000	1,068,548
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2045	1,000,000	1,056,355
Columbus OH City Sch Dist 5% 12/1/2032	795,000	804,832
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,078,138
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,496,169
		8,444,220
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,965,000	4,058,040
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	70,007
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,020
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,018
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,262,641
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	80,000	80,400
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,551,170
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	136,111
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,199,168
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,425,000	1,464,389
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,117,293
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,199,197
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,284,047
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,378,526
		19,956,027
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	200,000	201,868
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,490,000	1,630,425
		1,832,293
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,950,979
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,210,382
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,445,869
		4,607,230
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,570,000	1,820,538
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	850,000	735,893
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,147,347
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,207,169
		7,910,947
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	5,475,000	2,789,408
TOTAL OHIO		60,447,175
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,565,382
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033	1,750,000	2,003,596
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	275,000	301,631
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,041,228
Transportation - 0.4%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	2,000,000	2,219,770
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,826,936
		12,046,706
TOTAL OKLAHOMA		16,958,543
Oregon - 1.0%
General Obligations - 0.6%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,861,172
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	828,362
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,531,926
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (h)	1,995,000	1,180,832
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (h)	1,725,000	987,805
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (h)	6,550,000	3,508,627
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (h)	1,005,000	471,548
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (h)	1,210,000	471,259
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2046 (Oregon St Guaranteed) (h)	3,000,000	1,097,131
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2047 (Oregon St Guaranteed) (h)	2,500,000	860,038
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,054,306
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,911,147
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,900,790
		19,664,943
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	5,290,000	3,752,256
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,848,072
		6,600,328
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	606,283
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,285,000	2,291,782
		2,898,065
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	4,690,000	5,200,627
TOTAL OREGON		34,363,963
Pennsylvania - 5.0%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (d)	1,160,000	556,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (d)	2,135,000	1,024,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (d)	2,375,000	1,140,000
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	950,935
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	950,645
		4,623,180
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,530,000	3,722,355
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,185,000	2,118,986
		5,841,341
General Obligations - 1.0%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	737,791
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	782,014
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	733,869
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,934,734
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,623,941
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,489,109
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,917,440
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,226,206
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,926,400
Philadelphia PA Sch Dist 5% 9/1/2029	3,280,000	3,324,580
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,184,988
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,929,242
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,945,000	2,094,269
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,434,038
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	986,556
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,345,403
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	696,079
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,684,844
		36,051,503
Health Care - 1.7%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,396,442
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	5,745,000	4,194,003
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,268,709
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	580,000	583,875
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,907,906
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,417
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,275
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	4,014,598
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	125,749
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	4,101,283
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,112,213
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,547,776
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	6,002,816
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	925,000	929,589
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,090,476
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,401,478
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,313,558
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	3,015,535
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	3,915,000	3,973,072
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,313,640
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	965,604
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,110,788
		61,447,802
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,549,828
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,153,780
		3,703,608
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,093,033
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	482,705
		1,575,738
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,468,429
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,969,422
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	9,082,951
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	15,510,227
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,930,367
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	487,463
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	487,140
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	538,704
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	585,234
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	538,304
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	584,278
		48,182,519
Water & Sewer - 0.5%
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	991,096
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Inc Insured)	4,275,000	4,760,455
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,750,000	5,239,705
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,720,000	2,935,354
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	1,890,000	2,162,145
		16,088,755
TOTAL PENNSYLVANIA		177,514,446
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	10,912,493	7,871,796
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,250,539
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,951,781
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,346,570
		20,420,686
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (e)	2,165,000	1,974,967
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	1,030,000	1,075,989
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	3,130,000	3,235,759
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	1,445,000	1,313,509
		7,600,224
TOTAL PUERTO RICO		28,020,910
Rhode Island - 0.8%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,377,390
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,515,158
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,244,987
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,280,272
		11,417,807
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	850,625
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	888,096
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,376,250
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,277,955
		4,392,926
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,624,358
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,889,807
		6,514,165
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	570,000	567,450
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	2,635,000	2,600,741
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	350,000	350,997
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,551,260
		5,070,448
TOTAL RHODE ISLAND		27,395,346
South Carolina - 2.0%
Electric Utilities - 1.4%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	3,946,009
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,357,820
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,582,961
South Carolina St Svc Auth Rev 5% 12/1/2050	2,240,000	2,348,469
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,795,012
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,101,481
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,808,375
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,533,148
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	557,295
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,111,527
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,899,343
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	911,546
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,774,383
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,490,366
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,231,739
		46,449,474
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	959,762
Health Care - 0.5%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,626,653
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,329,491
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,953,677
		18,909,821
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	740,000	744,759
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	303,374
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	508,047
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	570,138
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	505,081
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	566,838
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	590,959
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	915,000	1,001,077
		4,790,273
TOTAL SOUTH CAROLINA		71,109,330
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	834,062
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	704,305
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,788,161
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	3,900,000	4,289,603
		7,616,131
TOTAL SOUTH DAKOTA		7,616,131
Tennessee - 1.1%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	7,098,053
Electric Utilities - 0.7%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,083,492
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	7,081,860
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,291,501
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,207,429
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,799,728
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,791,842
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,914,593
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,602,634
		23,773,079
General Obligations - 0.0%
Germantown Tenn Gen. Oblig. Series 2021, 3% 12/1/2046	1,120,000	880,826
Greene Cnty Tenn 2% 6/1/2038	535,000	426,518
		1,307,344
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,533,588
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	847,542
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,140,155
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,191,759
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,198,126
		5,911,170
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	237,108
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	257,255
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	572,398
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	445,000	444,283
		1,511,044
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.1% 6/1/2041	1,335,000	963,322
TOTAL TENNESSEE		40,564,012
Texas - 9.7%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	1,998,533
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	734,334
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,691,452
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,179,811
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,931,211
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,074,564
		13,609,905
Electric Utilities - 1.1%
Bryan Tex Rural Elec Sys Rev Series 2018, 4% 7/1/2043	985,000	940,528
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,619,125
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,952,235
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,479,642
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,097,730
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,930,000	2,191,536
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,380,000	1,586,532
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,150,000	1,314,997
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,240,000	1,408,112
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Inc Insured)	1,400,000	1,576,844
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,115,987
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,035,000	1,144,862
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,200,000	1,317,214
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Inc Insured)	1,400,000	1,520,431
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,226,554
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,466,994
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)(i)	12,525,000	12,512,649
		39,471,972
General Obligations - 3.0%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,157,912
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,133,305
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,150,709
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,801,682
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	654,800
Caddo Mills TX Indpt Sch Dist 3% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	842,504
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,180,420
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	463,510
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,077,062
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,393,621
Clear Creek Independent School District Series 2021, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,600,215
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,678,650
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,722,869
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,191,258
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,619,281
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,474,393
Corpus Christi TX Isd Series 2017 A, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	821,048
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,304,388
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2045	510,000	406,811
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,855,000	4,233,871
Deer Pk Tex Gen. Oblig. Series 2021, 4% 3/15/2041	400,000	402,847
Del Mar TX College Dist Gen. Oblig. Series 2020 A, 3% 8/15/2045	2,620,000	2,050,547
Dimmitt TX Indpt Sch Dist 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,805,000	1,449,826
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	567,651
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	630,691
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	4,251,323
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,239,022
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	576,208
Frenship TX Indpt Sch Dist Series 2021 A, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	875,386
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2041	1,490,000	1,134,320
Greenville Tex Gen. Oblig. 2% 2/15/2033	1,055,000	953,998
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2042 (Build America Mutual Assurance Co Insured)	225,000	183,702
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	225,000	179,018
Houston TX Gen. Oblig. 5.25% 3/1/2049	3,710,000	3,973,459
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	899,113
Inverness Forest Impt Dist Tex Gen. Oblig. Series 2022, 3% 3/1/2042 (Assured Guaranty Inc Insured)	420,000	342,323
Kaufman Cnty Mun Util Dist 6 Gen. Oblig. Series 2021, 2.25% 9/1/2046 (Assured Guaranty Inc Insured)	2,720,000	1,780,165
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,452,789
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	894,151
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,231,641
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	760,299
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.375% 9/1/2046 (Assured Guaranty Inc Insured)	450,000	290,464
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,321,499
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,896,586
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	932,031
Plano TX Gen. Oblig. 3.37% 9/1/2037	900,000	879,009
Prosper Tex Gen. Oblig. 2.5% 2/15/2040	2,280,000	1,821,433
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,500,766
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,722,895
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,604,248
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	2,994,515
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	690,781
Sienna Plantation Levee Impt Dist Tex Fort Bend Cnty Gen. Oblig. 3.25% 9/1/2043 (Assured Guaranty Inc Insured)	1,000,000	846,165
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,555,000	1,609,904
Southwest Tex Indpt Sch Dist Series 2019, 3% 2/1/2044 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,457,997
Throckmorton Tex Collegiate Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	770,000	608,243
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	3,180,000	2,469,949
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	2,405,000	1,867,995
Wharton TX Indpt Sch Dist 2.125% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	926,705
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,223,587
Willis Tex Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	739,063
		105,140,623
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,955,404
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	1,004,705
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,588,485
		5,548,594
Housing - 0.6%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,915,000	4,294,138
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	4,465,000	4,546,747
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,337,569	3,050,050
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,775,000	1,764,967
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,690,000	1,701,846
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,194,249
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,725,000	2,992,060
		19,544,057
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,850,000	1,405,572
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,404,883
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	10,248,129
		13,058,584
Transportation - 3.5%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,793,811
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,691,551
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,899,454
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,495,450
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,246,424
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,996,152
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	3,064,698
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,335,374
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	2,860,000	2,926,385
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2042 (Assured Guaranty Inc Insured)	1,500,000	1,614,459
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,375,000	1,466,431
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2044 (Assured Guaranty Inc Insured)	2,500,000	2,647,177
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,585,000	3,830,864
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,920,059
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	9,440,000	9,819,041
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,333,273
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,543,543
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,980,742
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,836,432
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,567,001
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (h)	14,265,000	12,947,837
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	11,270,000	8,293,333
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	3,087,812
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,727,789
North TX Twy Auth Rev 5% 1/1/2030	250,000	250,797
North TX Twy Auth Rev 5% 1/1/2031	350,000	351,099
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,449,485
North TX Twy Auth Rev 5% 1/1/2034	945,000	967,768
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,253,265
North TX Twy Auth Rev 5% 1/1/2037	970,000	989,737
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	752,659
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,618,347
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,135,153
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,123,830
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,477,211
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,670,759
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,923,759
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,746,223
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2038	2,125,000	2,084,935
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,823,624
		124,683,743
Water & Sewer - 0.5%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,541,264
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	8,800,000	6,485,564
Gulf Coast Wtr Auth Tex Contract Rev Series 2021, 3% 8/15/2041	405,000	344,573
Houston TX Util Sys Rev 4% 11/15/2043	3,145,000	3,055,434
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	1,175,000	1,162,571
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,669,442
		18,258,848
TOTAL TEXAS		339,316,326
Utah - 1.2%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	3,250,045
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	650,116
		3,900,161
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	533,461	428,147
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	2,410,000	2,480,577
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,061,000	4,233,363
		6,713,940
Transportation - 0.9%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,403,220
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	21,555,449
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,600,663
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,458,634
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,455,895
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	970,535
		32,444,396
TOTAL UTAH		43,486,644
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	1,925,112
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,111,985
		4,037,097
TOTAL VERMONT		4,037,097
Virginia - 1.3%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,599,990
General Obligations - 1.1%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,239,251
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,352,170
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,852,046
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,102,693
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,777,813
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	450,000	471,225
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,976,006
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,161,670
		35,932,874
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,388,029
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,410,218
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	348,087
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	325,000	325,066
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	956,089
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	954,096
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	2,360,000	2,362,152
		7,743,737
TOTAL VIRGINIA		46,276,601
Washington - 3.4%
Education - 0.7%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,356,665
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,598,020
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,281,532
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	849,719
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	787,012
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,408,787
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,197,164
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,510,000	1,517,895
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	945,000	948,854
		21,945,648
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	1,395,000	1,289,434
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	959,051
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	957,651
		3,206,136
General Obligations - 0.4%
King County WA Gen. Oblig. 2% 1/1/2037	535,000	450,696
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,593,900
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,039,908
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,095,640
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,173,036
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	905,339
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	905,141
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,373,999
		15,537,659
Health Care - 1.6%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (e)	325,000	328,716
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	100,345
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (e)	300,000	275,429
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,188,278
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	972,919
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,891,084
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	988,800
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,837,506
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,097,370
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	9,515,000	9,676,606
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,454,266
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	10,000,000	10,692,474
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	390,333
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	832,032
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,553,495
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,267,305
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,165,950
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,754,572
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,201,173
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,495,108
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,028,267
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,479,995
		57,672,023
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,595,118
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	950,000	755,978
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	12,108,954
		12,864,932
Water & Sewer - 0.1%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	4,455,000	4,455,070
TOTAL WASHINGTON		119,276,586
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	989,969
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,769,815
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,038,408
		2,808,223
TOTAL WEST VIRGINIA		3,798,192
Wisconsin - 1.8%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (e)	985,000	913,768
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (e)	100,000	109,164
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	190,000	198,474
		307,638
General Obligations - 0.7%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	912,336
Kohler Wis Sch Dist 2% 3/1/2038	620,000	480,310
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Inc Insured)	2,840,000	2,143,546
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,908,114
New Richmond Wis Sch Dist 4% 4/1/2043	1,565,000	1,525,643
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,883,573
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,410,419
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,395,729
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2035	240,000	199,112
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,554,347
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,093,108
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	901,671
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,618,523
		24,026,431
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,307,316
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,335,449
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,290,297
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	3,141,974
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	620,000	615,837
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	705,000	674,321
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (e)	550,000	555,510
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	230,000	232,141
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,322,411
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,536,914
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	3,025,000	3,036,695
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,097,395
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,447,958
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,290,000	2,179,250
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,222,530
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	622,039
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,453,175
		26,071,212
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	12,205,000	8,909,650
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	3,990,000	3,152,100
		12,061,750
TOTAL WISCONSIN		63,380,799
TOTAL MUNICIPAL SECURITIES (Cost $3,457,695,049)		3,429,386,569

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $89,308,127)	3.48	89,274,262	89,309,972

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,547,003,176)	3,518,696,541
NET OTHER ASSETS (LIABILITIES) - 0.6%	22,888,055
NET ASSETS - 100.0%	3,541,584,596

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security.
(d)	Non-income producing - Security is in default.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,706,505 or 1.7% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Zero coupon bond which is issued at a discount.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	124,028,483	643,571,616	678,290,127	2,010,087	1,555	(1,555)	89,309,972	89,274,262	3.7%
Total	124,028,483	643,571,616	678,290,127	2,010,087	1,555	(1,555)	89,309,972

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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